Commitments and Contingencies (Details Narrative) - USD ($)		6 Months Ended
	Dec. 22, 2016	Jun. 30, 2017
License commitment fee
License Agreement [Member]
Payment of UCLA annual maintenance fee		$ 10,000
Percentage of commercial sale of the licensed product equal to net sales		3.00%
License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales		0.333%
License commitment fee	$ 500,000
Percentage of amount raised in private placement	2.00%
License Agreement [Member] | UCLA [Member] | First Subject In Feasibility Study [Member]
License commitment fee		$ 100,000
License Agreement [Member] | UCLA [Member] | First Subject In Pivotal Study [Member]
License commitment fee		250,000
License Agreement [Member] | UCLA [Member] | Pre-Market Approval Of Licensed Product Or Licensed Method [Member]
License commitment fee		500,000
License Agreement [Member] | UCLA [Member] | First Commercial Sale Of Licensed Product Or Licensed Method [Member]
License commitment fee		1,000,000
License Agreement [Member] | First Commercial Sale [Member]
Annual minimum royalty for life of the patent rights		50,000
License Agreement [Member] | After First Commercial Sale [Member]
Annual minimum royalty for life of the patent rights		$ 250,000
Minimum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales		10.00%
Maximum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales		20.00%